Goodwill and Other Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets, Net
Schedule of changes in goodwill

The following table sets forth changes in goodwill during the three months ended March 31, 2022:

(in $ millions)	Amount
Balance as of December 31, 2021	$1,358
Egencia acquisition adjustments	2
Currency translation adjustments	(14)
Balance as of March 31, 2022	$1,346

The following table sets forth changes in goodwill during the years ended December 31, 2021 and 2020:

(in $ millions)	Amount
Balance as of December 31, 2019	$1,023
Currency translation adjustments	5
Balance as of December 31, 2020	1,028
Additions(1)	343
Currency translation adjustments	(13)
Balance as of December 31, 2021	1,358
(1)	Relates to acquisition of Ovation ($36 million) and Egencia ($307 million) (see note 9 — Business Acquisitions).

Schedule of other intangible assets with definite lives

	March 31, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(64)	$51	$115	$(62)	$53
Corporate client relationships	815	(209)	606	815	(189)	626
Supplier relationship	254	(194)	60	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets	$1,188	$(470)	$718	$1,188	$(442)	$746

The following table sets forth the Company’s other intangible assets with definite lives as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(62)	$53	$61	$(60)	$1
Corporate client relationships	815	(189)	626	400	(145)	255
Supplier relationship	254	(188)	66	254	(163)	91
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets, net	$1,188	$(442)	$746	$719	$(371)	$348